Cash and Investments - Changes in Level 3 Financial Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1	$ 5,374.0	$ 4,373.3
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	708.3	(26.3)
Purchases	890.9	1,261.7
Sales and distributions	1,389.2	(616.8)
Transfer out of category	(613.3)	491.4
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income	31.3	(109.3)
Assets held for sale (note 23)	(66.9)
Balance - December 31	4,935.1	5,374.0
Limited partnerships and other | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1	1,810.7	1,598.7
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	136.0	155.7
Purchases	196.6	383.1
Sales and distributions	(251.9)	(316.3)
Transfer out of category	(39.0)	0.0
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income	6.8	(10.5)
Assets held for sale (note 23)	(12.5)
Balance - December 31	1,846.7	1,810.7
Private placement debt securities | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1	1,992.9	1,941.1
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	(159.8)	(78.4)
Purchases	424.5	458.7
Sales and distributions	(806.6)	(266.3)
Transfer out of category	0.0	0.0
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income	23.3	(62.2)
Assets held for sale (note 23)	(54.2)
Balance - December 31	1,420.1	1,992.9
Derivatives and other invested assets | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1	476.7	177.6
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	195.9	(44.5)
Purchases	195.3	362.1
Sales and distributions	(109.2)	(0.5)
Transfer out of category	0.0	0.0
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income	5.8	(18.0)
Assets held for sale (note 23)	(0.2)
Balance - December 31	764.3	476.7
Private company preferred shares | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1	255.7	283.2
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	374.3	(46.0)
Purchases	49.0	47.7
Sales and distributions	(108.7)	(24.4)
Transfer out of category	0.0	0.0
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income	(1.1)	(4.8)
Assets held for sale (note 23)	0.0
Balance - December 31	569.2	255.7
Common shares | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1	668.0	202.2
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	132.0	(24.0)
Purchases	25.5	7.5
Sales and distributions	(45.4)	(3.5)
Transfer out of category	(574.3)	491.4
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income	(0.2)	(5.6)
Assets held for sale (note 23)	0.0
Balance - December 31	205.6	668.0
Private equity funds | Significant unobservable inputs (Level 3)
Changes in fair value measurement, assets [abstract]
Balance - January 1	170.0	170.5
Net realized and unrealized gains (losses) included in the consolidated statement of earnings	29.9	10.9
Purchases	0.0	2.6
Sales and distributions	(67.4)	(5.8)
Transfer out of category	0.0	0.0
Unrealized foreign currency translation gains (losses) on foreign operations included in other comprehensive income	(3.3)	(8.2)
Assets held for sale (note 23)	0.0
Balance - December 31	$ 129.2	$ 170.0
ICICI Lombard General Insurance Company Limited
Changes in fair value measurement, assets [abstract]
Ownership percentage	9.90%